Subsequent events	6 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
On February 29, 2024, Endava entered into a definitive agreement to acquire 100% ownership of GalaxE Group, Inc (”GalaxE”) headquartered in New Jersey, United States. When completed, the transaction will add approximately 1,650 employees to Endava and provide several key strategic benefits to Endava: (1) significantly expand Endava's footprint in North America; (2) provide deep domain expertise in the U.S. Healthcare market; (3) establish Endava's delivery operations in India and (4) provide complementary platform capabilities focused on enterprise digital transformation. Total consideration for the acquisition is $405 million, primarily in cash with some stock, of which $30 million is conditional upon future performance of the GalaxE business. The transaction is expected to close in early April 2024 subject to the completion of customary closing conditions and approval, including the expiration of the required waiting period under the U.S. Hart-Scott-Rodino Antitrust Improvements Act of 1976.